Commitments and Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
4.	Commitments and Contingencies
Litigation
During the ordinary course of the Company’s business, it is subject to various claims and litigation. Management believes that the outcome of such claims or litigation will not have a material adverse effect on the Company’s financial position, results of operations or cash flow.
SEC Matter
As previously disclosed, in the second quarter of 2022, the Company’s board of directors received an internal complaint regarding the calculation, definition and reporting of the Company’s monthly active users (“MAUs”) metric. In response, the Company’s board of directors formed a special committee of independent directors to conduct an internal investigation with the assistance of outside counsel. As a result of the findings of that internal investigation, the Company provided certain additional information regarding the growth and nature of the Company’s previously-reported MAUs in the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2022 filed with the SEC on August 9, 2022. This investigation found no impact on the Company’s financial results under GAAP or the reporting or disclosure of any currently disclosed non-GAAP financial metric. As also previously reported, in the third quarter of 2022, the Company determined not to report MAUs going forward. In August 2022, the Company’s board of directors determined to voluntarily report the internal complaint and subsequent internal investigation to the SEC, following which the SEC’s Division of Enforcement commenced an investigation. The Company has been fully cooperating with the SEC’s investigation.
As also previously reported in the Current Report on Form 8-K filed on July 25, 2024, on July 22, 2024, the Company reached an agreement in principle with the SEC staff to resolve the SEC’s investigation with respect to the Company. Under the terms of the settlement, the Company consented, without admitting or denying the SEC’s findings, to the entry of an administrative cease-and-desist order finding violations of Sections 17(a)(2) and (3) of the Securities Act of 1933, as amended, Sections 13(a) and 14(a) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-1, 13a-11, 13a-13, and 14a-9 thereunder, and pay a civil money penalty of $1.5 million. The settlement was approved by the SEC, and the administrative cease-and-desist order was entered in September 2024. The Company issued payment to the SEC, and it was received by the SEC, in October 2024. Accordingly, the SEC enforcement matter is concluded with respect to the Company.
As of September 30, 2024, the Company recorded a liability of $1.5 million for the SEC settlement which is included in general and administrative expenses in the condensed consolidated statements of operations and accounts payable and accrued expenses in the condensed consolidated balance sheets. The SEC settlement of $1.5 million was paid in October 2024.
Purchase Obligations
The Company has minimum outstanding purchase obligations of approximately $1.8 million for the remaining three months in 2024, $7.3 million in 2025 and $7.5 million in 2026, due under software license agreements, of which the majority relates to the Company’s three-year AWS Enterprise agreement.

5.	Commitments and Contingencies
Litigation
During the ordinary course of the Company’s business, it is subject to various claims and litigation. Management believes that the outcome of such claims or litigation will not have a material adverse effect on the Company’s financial position, results of operations or cash flow.
Purchase Obligations
The Company has minimum outstanding purchase obligations of $7.1 million in 2024, $7.3 million in 2025 and $7.5 million in 2026, due under software license agreements, of which the majority relates to the Company’s three-year AWS Enterprise agreement.
Employee Termination Costs
During the year ended December 31, 2022, Company approved plans to reduce the workforce based on cost-reduction initiatives intended to reduce operating expenses and sharpen the Company’s focus on key growth priorities. The Company also incurred termination costs related to the departures of the Company’s former executives.
The following table provides a roll forward of employee termination costs:

Employee Termination Costs
Unpaid employee termination costs, January 1, 2022	$—
Employee termination costs - severance and other cash costs	8,076
Total paid	(4,430)
Unpaid employee termination costs, December 31, 2022	$3,646
Employee termination costs - severance and other cash costs	194
Total paid	(3,840)
Unpaid employee termination costs, December 31, 2023	$—

Employee termination costs are included in general and administrative expenses on the consolidated statements of operations.